Current and long-term debt - Schedule of dividends declared from issuance of the Convertible Notes (Details)																			1 Months Ended					12 Months Ended
	Dec. 05, 2018 $ / shares	Sep. 20, 2018 $ / shares	Jun. 06, 2018 $ / shares	Mar. 12, 2018 $ / shares	Dec. 13, 2017 $ / shares	Sep. 25, 2017 $ / shares	May 11, 2017 $ / shares	Feb. 23, 2017 $ / shares	Nov. 25, 2016 $ / shares	Sep. 15, 2016 $ / shares	May 11, 2016 $ / shares	Mar. 10, 2016 $ / shares	Nov. 24, 2015 $ / shares	Aug. 14, 2015 $ / shares	May 21, 2015 $ / shares	Mar. 13, 2015 $ / shares	Nov. 25, 2014 $ / shares	Aug. 22, 2014 $ / shares	May 31, 2018	May 31, 2016	Mar. 31, 2016	Jul. 31, 2015	Jun. 30, 2014	Dec. 31, 2018
Convertible Notes due 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Dividends per share (in USD per share)	$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 1.25	$ 1.25	$ 1.25	$ 1.25	$ 1.25	$ 1.25	$ 1.25	$ 1.2	$ 1.2	$ 1
Convertible conversion rate	0.01005396	0.01000515	0.00995277	0.00992056	0.00987742	0.00984450	0.00981588	0.00979316	0.00977039	0.00949345	0.00925323	0.00905311	0.00886790	0.00874349	0.00863738	0.00852216	0.00840184	0.00828556		0.8475	0.83105	1.08810	0.0082008	0.0100540
Convertible Notes due 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Dividends per share (in USD per share)	$ 0.1	$ 0.1	$ 0.1
Convertible conversion rate	0.02534	0.02521	0.02508																0.025